UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22041

                             Gabelli 787 Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                           Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                           Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Gabelli Enterprise Mergers and Acquisitions Fund

Semiannual Report

April 30, 2016

To Our Shareholders,

For the six months ended April 30, 2016, the net asset value (“NAV”) per Class A Share of the Gabelli Enterprise Mergers and Acquisitions Fund increased 1.4% compared with an increase of 0.4% for the Standard & Poor’s (“S&P”) 500 Index. The performance of the Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index for the quarter was 0.1%. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of April 30, 2016.

Comparative Results

Average Annual Returns through April 30, 2016 (a)(b) (Unaudited)					Since
	Six Months	1 Year	5 Year	10 Year	Inception (2/28/01)
Class A (EMAAX)	1.37%	0.60%	4.04%	3.40%	4.35%
With sales charge (c)	(4.46)	(5.18)	2.82	2.79	3.94
Class AAA (EAAAX)	1.58	0.82	4.29	3.53	4.43
Class C (EMACX)	1.14	0.08	3.49	2.83	3.78
With contingent deferred sales charge (d)	0.14	(0.92)	3.49	2.83	3.78
Class Y (EMAYX)	1.65	1.07	4.53	3.87	4.82
S&P 500 Index	0.43	1.21	11.02	6.91	5.49
Lipper U.S. Treasury Money Market Fund Average	0.01	0.01	0.01	0.86	1.14
Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index	0.14	0.15	0.08	1.12	1.53

In the current prospectuses dated February 26, 2016, the Fund’s expense ratios are 1.47%, 1.67%, 2.22%, and 1.22% for the Class AAA, A, C, and Y Shares, respectively. See page 11 for expense ratios for the year ended April 30, 2016. Class AAA and Class Y Shares have no sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, sales charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The Class A Shares’ NAV are used to calculate the performance for the periods prior to the issuance of the Class AAA Shares on February 26, 2010. The actual performance for the Class AAA Shares would have been higher due to lower expenses associated with this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper U.S. Treasury Money Market Fund Average reflects the average performance of mutual funds classified in this particular category. The Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into the outstanding Treasury Bill that matures closest to, but not beyond three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the rebalancing (month end) date. Dividends are considered reinvested except for the Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends October 31.

(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

Gabelli Enterprise Mergers and Acquisitions Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from November 1, 2015 through April 30, 2016	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/01/15	Ending Account Value 04/30/16	Annualized Expenses Ratio	Expense Paid During Period*
Gabelli Enterprise Mergers and Acquisitions Fund
Actual Fund Return
Class AAA	$1,000.00	$1,015.80	1.54%	$ 7.72
Class A	$1,000.00	$1,013.70	1.74%	$ 8.71
Class C	$1,000.00	$1,011.40	2.30%	$11.50
Class Y	$1,000.00	$1,016.50	1.29%	$ 6.47
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.21	1.54%	$ 7.72
Class A	$1,000.00	$1,016.21	1.74%	$ 8.72
Class C	$1,000.00	$1,013.43	2.30%	$11.51
Class Y	$1,000.00	$1,018.45	1.29%	$ 6.47
*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of April 30, 2016:

Gabelli Enterprise Mergers and Acquisitions Fund

Consumer Discretionary	24.1%
U.S. Government Obligations	14.4%
Materials	12.4%
Industrials	7.8%
Information Technology	7.7%
Consumer Staples	7.5%
Utilities	7.0%

Health Care	6.3%
Telecommunication Services	5.8%
Financials	4.3%
Energy	2.7%
Other Assets and Liabilities	0.0%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments — April 30, 2016 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 84.9%
	CONSUMER DISCRETIONARY — 24.1%
	Auto Components — 0.8%
10,000	Federal-Mogul Holdings Corp.†	$90,132	$92,400
60,000	Navistar International Corp.†	1,221,605	905,400
7,800	Tenneco Inc.†	24,840	415,740

		1,336,577	1,413,540

	Commercial Services — 1.0%
85,000	USG People NV	1,655,363	1,694,511

	Diversified Consumer Services — 2.5%
6,000	Apollo Education Group Inc.†	52,748	46,800
2,000	Funespana SA†	18,121	16,191
1	Sequential Brands Group Inc.†	5	3
100,000	The ADT Corp.	4,087,845	4,198,000

		4,158,719	4,260,994

	Hotels, Restaurants, and Leisure — 3.4%
12,000	Belmond Ltd., Cl. A†	125,454	109,920
25,400	Carmike Cinemas Inc.†	749,625	761,746
1,200	Churchill Downs Inc.	39,289	161,016
180,000	Dover Motorsports Inc.	667,976	414,000
2,000	Eldorado Resorts Inc.†	9,768	26,220
200	Kuoni Reisen Holding AG†	71,359	76,931
38,000	Ryman Hospitality Properties Inc.	1,354,565	1,958,140
26,000	Starwood Hotels & Resorts Worldwide Inc.	2,110,775	2,128,880

		5,128,811	5,636,853

	Household Durables — 0.2%
3,000	Bang & Olufsen A/S†	30,849	32,540
10,000	Nobility Homes Inc.†	133,178	142,500
18,000	Skyline Corp.†	99,216	162,900

		263,243	337,940

	Media — 10.8%
100,000	ACME Communications Inc.†	115,451	4,000
76,000	Cablevision Systems Corp., Cl. A	2,472,013	2,537,640
180,000	Clear Channel Outdoor Holdings Inc., Cl. A	1,360,637	919,800
124,500	Crown Media Holdings Inc., Cl. A†	553,994	631,215
3,600	Discovery Communications Inc., Cl. A†	26,174	98,316
10,800	Discovery Communications Inc., Cl. C†	60,976	289,224
20,000	DISH Network Corp., Cl. A†	386,434	985,800
25,300	DreamWorks Animation SKG Inc., Cl. A†	1,009,694	1,009,976
4,000	Liberty Broadband Corp., Cl. A†	17,490	229,280
8,000	Liberty Broadband Corp., Cl. C†	109,922	458,000
18,866	Liberty Global plc, Cl. A†	772,599	711,814
24,000	Liberty Global plc, Cl. C†	1,008,650	878,400

Shares		Cost	Market Value

500	Liberty Global plc LiLAC, Cl. A†	$17,978	$18,765
1,400	Liberty Global plc LiLAC, Cl. C†	61,935	56,854
5,000	Liberty Media Group, Cl. A†	11,443	91,500
5,000	Liberty Media Group, Cl. C†	13,511	90,000
20,000	Liberty SiriusXM Group, Cl. A†	46,408	655,400
20,000	Liberty SiriusXM Group, Cl. C†	52,624	640,400
32,000	Media General Inc.†	545,496	554,560
12,000	Meredith Corp.	561,629	615,720
4,000	Scripps Networks Interactive Inc., Cl. A	291,606	249,400
20,000	Shaw Communications Inc., Cl. B	265,164	370,200
20,000	Starz, Cl. A†	33,996	544,200
76,000	Telenet Group Holding NV†	3,439,325	3,776,852
4,400	Time Warner Cable Inc.	666,483	933,284
10,000	Time Warner Inc.	732,543	751,400
1,000	Tribune Publishing Co.	11,740	11,330

		14,645,915	18,113,330

	Specialty Retail — 5.4%
9,000	Aaron’s Inc.	253,943	235,890
75,000	Pacific Brands Ltd.	66,331	65,295
12,000	Pier 1 Imports Inc.	88,183	82,680
100,000	RONA Inc.	1,762,255	1,903,244
250,000	Tumi Holdings Inc.†	6,686,883	6,670,000

		8,857,595	8,957,109

	TOTAL CONSUMER DISCRETIONARY	36,046,223	40,414,277

	MATERIALS — 12.4%
	Building Products — 1.8%
100,000	Griffon Corp.	850,000	1,581,000
14,000	Norbord Inc.	318,662	279,063
11,000	Vulcan Materials Co.	432,608	1,183,930

		1,601,270	3,043,993

	Chemicals — 7.1%
40,000	Airgas Inc.	5,545,691	5,697,600
14,000	Axiall Corp.	249,804	329,700
35,000	SGL Carbon SE†	766,752	409,386
1,000	Syngenta AG, ADR	81,706	80,570
50,000	The Valspar Corp.	5,265,248	5,334,500

		11,909,201	11,851,756

	Containers and Packaging — 2.5%
9,000	Greif Inc., Cl. B	469,067	414,810
277,000	Myers Industries Inc.	5,487,663	3,733,960

		5,956,730	4,148,770

	Metals and Mining — 1.0%
42,000	Alamos Gold Inc., Cl. A	611,262	302,400
100,000	Alcoa Inc.	969,962	1,117,000
17,752	AuRico Metals Inc.†	9,447	12,734

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — April 30, 2016 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	MATERIALS (Continued)
	Metals and Mining (Continued)
19,000	Pan American Silver Corp.	$298,459	$297,864

		1,889,130	1,729,998

	TOTAL MATERIALS	21,356,331	20,774,517

	INDUSTRIALS — 7.8%
	Aerospace and Defense — 1.0%
40,000	Kaman Corp.	1,361,916	1,683,600

	Air Freight and Logistics — 2.0%
318,426	TNT Express NV†	2,817,773	2,890,307
100	Virgin America Inc.†	5,450	5,569
2,000	XPO Logistics Europe SA	484,562	462,602

		3,307,785	3,358,478

	Commercial Services and Supplies — 2.4%
1,000	Greif Inc., Cl. A	34,840	34,700
10,500	Rollins Inc.	21,042	282,135
5,000	The Brink’s Co.	108,268	169,200
150,000	The Interpublic Group of Companies Inc.	2,927,842	3,441,000
1,111	Vectrus Inc.†	19,941	23,953

		3,111,933	3,950,988

	Electrical Equipment — 0.5%
27,000	PowerSecure International Inc.†	500,337	505,440
8,000	SL Industries Inc.†	315,867	319,840

		816,204	825,280

	Machinery — 1.0%
1,000	Bolzoni SpA	4,683	4,903
7,000	CIRCOR International Inc.	230,587	395,150
20,000	CNH Industrial NV	178,461	153,437
27,000	Xylem Inc.	781,365	1,128,060

		1,195,096	1,681,550

	Railroads and Transportation — 0.9%
25,000	Gategroup Holding AG	1,360,709	1,377,306
3,000	GATX Corp.	118,938	137,820

		1,479,647	1,515,126

	TOTAL INDUSTRIALS	11,272,581	13,015,022

	INFORMATION TECHNOLOGY — 7.7%
	Communications Equipment — 1.2%
44,600	Alliance Fiber Optic Products Inc.†	823,623	825,992
6,925	exactEarth Ltd.†	19,881	14,902
4,050	Harris Corp.	317,552	324,041
9,000	Hutchinson Technology Inc.†	32,085	32,850
10,000	Polycom Inc.†	122,050	119,500

Shares		Cost	Market Value

50,000	Ruckus Wireless Inc.†	$679,107	$687,000

		1,994,298	2,004,285

	Electrical Equipment and Instruments — 3.6%
47,300	Axis Communications AB	1,895,619	1,996,737
2,000	Checkpoint Systems Inc.†	20,293	20,240
300	Lexmark International Inc., Cl. A	11,511	11,580
100,000	Newport Corp.†	2,288,288	2,299,000
6,600	Park Electrochemical Corp.	94,817	107,646
50,000	Rofin-Sinar Technologies Inc.†	1,595,500	1,609,500

		5,906,028	6,044,703

	Semiconductors and Semiconductor Equipment — 2.6%
200,000	Fairchild Semiconductor International Inc.†	3,943,234	4,000,000
4,000	KLA-Tencor Corp.	260,258	279,760
1,000	Mattson Technology Inc.†	3,635	3,650
10,000	MoSys Inc.†	39,042	4,801

		4,246,169	4,288,211

	Software — 0.3%
500	Cvent Inc.†	17,665	17,675
5,000	EMC Corp.	139,481	130,550
1,000	ENGINEERING SPA	71,596	75,574
75,000	FalconStor Software Inc.†	251,646	79,500
200	InterXion Holding NV†	6,505	6,776
500	Qihoo 360 Technology Co Ltd., ADR†	36,498	37,970
2,000	Rocket Fuel Inc.†	14,062	5,720
4,000	Take-Two Interactive Software Inc.†	37,568	136,720

		575,021	490,485

	TOTAL INFORMATION TECHNOLOGY	12,721,516	12,827,684

	CONSUMER STAPLES — 7.5%
	Consumer Products — 0.2%
70,000	Avon Products Inc.	609,308	329,700

	Food and Staples Retailing — 4.4%
9,000	CST Brands Inc.	327,309	339,930
350,000	Rite Aid Corp.†	2,802,810	2,817,500
55,000	SABMiller plc	3,354,960	3,363,214
6,400	SpartanNash Co.	62,762	177,280
29,000	Village Super Market Inc., Cl. A	662,626	707,600

		7,210,467	7,405,524

	Food Products — 2.9%
4,500	Flowers Foods Inc.	10,669	86,220
38,000	GrainCorp Ltd., Cl. A	440,268	236,637
800	Mead Johnson Nutrition Co.	66,350	69,720
600,000	Parmalat SpA	2,108,080	1,673,613
1,800,000	Premier Foods plc†	1,264,988	1,025,731

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — April 30, 2016 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
	Food Products (Continued)
4,650	Snyder’s-Lance Inc.	$152,288	$148,661
40,001	Tootsie Roll Industries Inc.	808,676	1,425,628
1,000	Warrnambool Cheese & Butter Factory Co. Holding Ltd.†	6,834	6,463
450,000	Yashili International Holdings Ltd.	189,692	109,064

		5,047,845	4,781,737

	TOTAL CONSUMER STAPLES	12,867,620	12,516,961

	UTILITIES — 7.0%
	Electric Utilities — 2.5%
5,000	Avangrid Inc.	195,137	200,500
40,000	Endesa SA	1,179,252	839,784
5,000	Hawaiian Electric Industries Inc.	152,959	163,450
10,000	ITC Holdings Corp.	403,293	440,700
3,500	TECO Energy Inc.	92,625	97,195
70,000	The Empire District Electric Co.	2,308,865	2,356,900

		4,332,131	4,098,529

	Gas Utilities — 3.8%
2,000	AGL Resources Inc.	121,799	131,720
40,000	Piedmont Natural Gas Co. Inc.	2,378,332	2,392,000
150,000	Questar Corp.	3,725,466	3,760,500
1,000	Southwest Gas Corp.	34,833	64,910

		6,260,430	6,349,130

	Independent Power Producers and Energy Traders — 0.0%
75,000	GenOn Energy Inc., Escrow	0	0

	Multi-Utilities — 0.5%
16,000	NorthWestern Corp.	433,447	909,440

	Water — 0.2%
10,000	Severn Trent plc	277,722	325,399

	TOTAL UTILITIES	11,303,730	11,682,498

	HEALTH CARE — 6.2%
	Biotechnology — 0.9%
35,000	Affymetrix Inc.†	522,024	490,000
6,800	Bio-Rad Laboratories Inc., Cl. A†	693,006	964,580

		1,215,030	1,454,580

	Health Care Equipment and Supplies — 1.8%
40,000	Alere Inc.†	2,131,713	1,560,000
110,000	ArthroCare Corp. Stub†	0	38,500
12,000	Exactech Inc.†	161,584	272,880
5,400	Hansen Medical Inc.†	21,623	21,870
5,700	ICU Medical Inc.†	365,322	566,238
5,000	Smith & Nephew plc, ADR	178,855	171,650

Shares		Cost	Market Value

6,000	St. Jude Medical Inc.	$469,646	$457,200

		3,328,743	3,088,338

	Health Care Providers and Services — 0.7%
1,000	Chemed Corp.	30,478	129,780
4,700	Cigna Corp.	666,030	651,138
1,900	Humana Inc.	347,274	336,433

		1,043,782	1,117,351

	Life Sciences Tools and Services — 0.2%
3,000	Illumina Inc.†	157,770	404,970

	Pharmaceuticals — 2.6%
3,000	Allergan plc†	823,930	649,680
32,000	AstraZeneca plc, ADR	1,247,215	926,720
20,000	Baxalta Inc.	792,648	839,000
20,000	Bristol-Myers Squibb Co.	595,025	1,443,600
8,000	Grifols SA, ADR	53,680	125,760
5,000	Mylan NV†	252,650	208,550
2,200	Perrigo Co. plc	326,788	212,674

		4,091,936	4,405,984

	TOTAL HEALTH CARE	9,837,261	10,471,223

	TELECOMMUNICATION SERVICES — 5.3%
	Diversified Telecommunications Services — 1.5%
280,000	Asia Satellite Telecommunications Holdings Ltd.	604,206	395,622
1,000	Axia NetMedia Corp.	3,192	3,363
218,109	Cincinnati Bell Inc.†	797,116	833,176
220,000	Koninklijke KPN NV	657,892	865,319
3,500	Level 3 Communications Inc.†	164,185	182,910
3,000	Loral Space & Communications Inc.†	159,730	110,040
1,000	Rogers Communications Inc., Cl. B	2,955	38,880

		2,389,276	2,429,310

	Wireless Telecommunications Services — 3.8%
23,000	Millicom International Cellular SA, SDR	1,708,759	1,328,942
70,000	Sprint Corp.†	369,068	240,100
9,000	Telephone & Data Systems Inc.	255,177	266,130
40,000	T-Mobile US Inc.†	650,000	1,571,200
70,000	United States Cellular Corp.†	3,221,188	2,984,800

		6,204,192	6,391,172

	TOTAL TELECOMMUNICATION SERVICES	8,593,468	8,820,482

	FINANCIALS — 4.3%
	Capital Markets — 0.1%
50,000	BKF Capital Group Inc.†	200,759	37,525

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — April 30, 2016 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
	Capital Markets (Continued)
3,000	Kinnevik Investment AB, Cl. A	$103,561	$96,570

		304,320	134,095

	Commercial Banks — 1.9%
60,000	Astoria Financial Corp.	927,535	902,400
120,000	First Niagara Financial Group Inc.	1,668,233	1,267,200
30,000	Hilltop Holdings Inc.†	600,677	595,800
20,025	Sterling Bancorp	201,872	327,209

		3,398,317	3,092,609

	Consumer Finance — 1.3%
10,000	Blackhawk Network Holdings Inc.†	245,017	321,300
90,000	Navient Corp.	849,595	1,230,300
100,000	SLM Corp.†	573,264	677,000

		1,667,876	2,228,600

	Insurance — 0.9%
1,650	Argo Group International Holdings Ltd.	36,600	90,701
1,000	Aspen Insurance Holdings Ltd.	43,388	46,350
40,000	National Interstate Corp.	1,174,306	1,231,600
1,000	The Phoenix Companies Inc.†	34,385	37,010
1,000	Willis Towers Watson plc	123,432	124,900

		1,412,111	1,530,561

	Real Estate Management and Development — 0.1%
1,000	Conwert Immobilien Invest SE†	13,727	15,836
8,500	Rouse Properties Inc.	153,170	156,995

		166,897	172,831

	TOTAL FINANCIALS	6,949,521	7,158,696

	ENERGY — 2.7%
	Energy Equipment and Services — 0.3%
11,000	Baker Hughes Inc.	578,673	531,960

	Oil, Gas, and Consumable Fuels — 2.4%
500,000	Alvopetro Energy Ltd.†	467,728	115,565
7,600	Anadarko Petroleum Corp.	537,511	400,976
100,000	Columbia Pipeline Group Inc.	2,502,957	2,562,000
345,000	Gulf Coast Ultra Deep Royalty Trust†	603,750	29,325
2,000	Noble Energy Inc.	84,870	72,220
8,001	Royal Dutch Shell plc, Cl. B	181,898	208,785
140,000	WesternZagros Resources Ltd.†	409,637	10,042
46,000	Whiting Petroleum Corp.†	978,605	552,000

		5,766,956	3,950,913

	TOTAL ENERGY	6,345,629	4,482,873

	TOTAL COMMON STOCKS	137,293,880	142,164,233

Shares		Cost	Market Value

	RIGHTS — 0.7%
	TELECOMMUNICATION SERVICES — 0.5%
	Wireless Telecommunications Services — 0.5%
315,000	Leap Wireless International Inc., CVR, expire 03/14/17†	$734,287	$793,800

	HEALTH CARE — 0.1%
	Biotechnology — 0.0%
20,000	Adolor Corp., CPR, expire 07/01/19†	0	10,400
13,000	Ambit Biosciences Corp., CVR†	0	7,800

		0	18,200

	Health Care Equipment and Supplies — 0.0%
5,000	American Medical Alert Corp.†	0	50
250,200	Synergetics USA Inc., CVR, expire 06/30/18†	25,020	25,020

		25,020	25,070

	Pharmaceuticals — 0.1%
11,000	Chelsea Therapeutics International Ltd., CVR†	1,210	1,210
20,000	Durata Therapeutics Inc., CVR†	0	0
100	Omthera Pharmaceuticals Inc., expire 12/31/20†	0	60
23,200	Prosensa Holding, CVR†	22,801	22,968
156,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†	74,375	82,680
86,000	Trius Therapeutics, CVR†	0	11,180

		98,386	118,098

	TOTAL HEALTH CARE	123,406	161,368

	CONSUMER STAPLES — 0.0%
	Food and Staples Retailing — 0.0%
220,000	Safeway Casa Ley, CVR, expire 01/30/19†	39,570	99,000
220,000	Safeway PDC, CVR, expire 01/30/17†	1,900	10,736

		41,470	109,736

	TOTAL CONSUMER STAPLES	41,470	109,736

	UTILITIES — 0.0%
	Independent Power Producers and Energy Traders — 0.0%
90,000	Dyax Corp., CVR, expire 12/31/19†	0	99,900

	TOTAL RIGHTS	899,163	1,164,804

	WARRANTS — 0.0%
	ENERGY — 0.0%
	Oil, Gas, and Consumable Fuels — 0.0%
45,000	Kinder Morgan Inc., expire 05/25/17†	87,715	1,575

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — April 30, 2016 (Unaudited)

Shares		Cost	Market Value

	WARRANTS (Continued)
	MATERIALS — 0.0%
	Metals and Mining — 0.0%
850	HudBay Minerals Inc., expire 07/20/18†	$962	$285

	TOTAL WARRANTS	88,677	1,860

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 14.4%
$24,091,000	U.S. Treasury Bills, 0.200% to 0.552%††, 05/12/16 to 10/27/16(a)	24,066,900	24,074,238

	TOTAL INVESTMENTS — 100.0%	$162,348,620	167,405,135

	Other Assets and Liabilities (Net) — 0.0%		(58,225)

	NET ASSETS — 100.0%		$167,346,910

(a)	At April 30, 2016, $2,615,000 of the principal amount was pledged as collateral for securities sold short.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
CCCP	Contingent Cash Consideration Payment
CPR	Contingent Payment Right
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Assets:
Investments, at value (cost $162,348,620)	$167,405,135
Cash	1,524
Deposit at brokers	166,339
Receivable for investments sold	3,259,764
Receivable for Fund shares sold	180,044
Dividends receivable	33,722
Prepaid expenses	46,300

Total Assets	171,092,828

Liabilities:
Payable for Fund shares redeemed	634,159
Payable for investments purchased	2,784,933
Payable for investment advisory fees	133,032
Payable for distribution fees	64,863
Payable for accounting fees	7,500
Payable for payroll expenses	705
Other accrued expenses	120,726

Total Liabilities	3,745,918

Net Assets (applicable to 12,586,020 shares outstanding)	$167,346,910

Net Assets Consist of:
Paid-in capital	$172,772,064
Accumulated net investment loss	(1,137,651)
Accumulated net realized loss on investments, securities sold short, swap contracts, and foreign currency transactions	(9,344,088)
Net unrealized appreciation on investments	5,056,515
Net unrealized appreciation on foreign currency translations	70

Net Assets	$167,346,910

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($3,737,126 ÷ 276,459 shares outstanding; 100,000,000 shares authorized)	$13.52
Class A:
Net Asset Value and redemption price per share ($55,308,324 ÷ 4,141,525 shares outstanding; 200,000,000 shares authorized)	$13.35
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$14.16
Class C:
Net Asset Value and offering price per share ($50,448,886 ÷ 4,077,805 shares outstanding; 100,000,000 shares authorized)	$12.37 (a)
Class Y:
Net Asset Value, offering, and redemption price per share ($57,852,574 ÷ 4,090,231 shares outstanding; 100,000,000 shares authorized)	$14.14

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $7,807)	$1,504,762
Interest	67,943

Total Investment Income	1,572,705

Expenses:
Investment advisory fees	837,345
Distribution fees - Class AAA	5,431
Distribution fees - Class A	125,202
Distribution fees - Class C	257,760
Shareholder services fees	104,090
Registration expenses	34,869
Directors’ fees	33,500
Shareholder communications expenses	31,559
Dividend expense on securities sold short	31,148
Accounting fees	22,500
Legal and audit fees	22,000
Custodian fees	18,698
Payroll expenses	1,411
Service fees for securities sold short (See Note 2)	1,109
Interest expense	104
Miscellaneous expenses	13,344

Total Expenses	1,540,070

Less:
Expenses paid indirectly by broker (See Note 6)	(1,375)

Net Expenses	1,538,695

Net Investment Income	34,010

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, and Foreign Currency:
Net realized gain on investments	7,261,863
Net realized loss on securities sold short	(326,058)
Net realized loss on swap contracts	(20,920)
Net realized loss on foreign currency transactions	(5,320)

Net realized gain on investments, securities sold short, swap contracts, and foreign currency transactions	6,909,565

Net change in unrealized appreciation/depreciation:
on investments	(5,109,824)
on swap contracts	4,279
on foreign currency translations	79

Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	(5,105,466)

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, and Foreign Currency	1,804,099

Net Increase in Net Assets Resulting from Operations	$1,838,109

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income/(loss)	$34,010	$(1,362,306)
Net realized gain on investments, securities sold short, swap contracts, and foreign currency transactions	6,909,565	10,192,712
Net change in unrealized appreciation/depreciation on investments, securities sold short, swap contracts, and foreign currency translations	(5,105,466)	(1,761,582)

Net Increase in Net Assets Resulting from Operations	1,838,109	7,068,824

Capital Share Transactions:
Class AAA	(1,250,289)	(6,534,281)
Class A	(3,463,295)	(38,647,717)
Class B*	—	(931,796)
Class C	(3,805,612)	(5,360,329)
Class Y	(19,841,602)	(6,238,127)

Net Decrease in Net Assets from Capital Share Transactions	(28,360,798)	(57,712,250)

Redemption Fees	1,983	382

Net Decrease in Net Assets	(26,520,706)	(50,643,044)
Net Assets:
Beginning of year	193,867,616	244,510,660

End of period (including undistributed net investment income of $0 and $0, respectively)	$167,346,910	$193,867,616

*       Class B Shares were fully redeemed and closed on December 8, 2014.

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations						Ratios to Average Net Assets/ Supplemental Data
Year Ended October 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses		Portfolio Turnover Rate
Class AAA
2016(c)	$13.31	$0.01	$0.20	$0.21	$0.00	$13.52	1.58%	$3,737	0.22	%(d)	1.54	%(d)(e)(f)	74%
2015	12.86	(0.07)	0.52	0.45	0.00	13.31	3.50	4,943	(0.51)		1.47	(e)(f)	162
2014	12.66	(0.03)	0.23	0.20	0.00	12.86	1.58	11,315	(0.24)		1.46	(e)	181
2013	11.00	0.04	1.62	1.66	0.00	12.66	15.09	8,671	0.37		1.49		197
2012(g)	10.60	(0.08)	0.48	0.40	0.00	11.00	3.77	7,814	(0.75)		1.50		202
2011	10.25	(0.04)	0.39	0.35	0.00	10.60	3.41	7,936	(0.39)		1.45		232
Class A
2016(c)	$13.17	$0.00 (b)	$0.18	$0.18	$0.00	$13.35	1.37%	$55,308	0.01	%(d)	1.74	%(d)(e)(f)	74%
2015	12.75	(0.08)	0.50	0.42	0.00	13.17	3.29	58,039	(0.63)		1.67	(e)(f)	162
2014	12.57	(0.06)	0.24	0.18	0.00	12.75	1.43	93,980	(0.51)		1.66	(e)	181
2013	10.94	0.02	1.61	1.63	0.00	12.57	14.90	109,446	0.15		1.69		197
2012(g)	10.57	(0.11)	0.48	0.37	0.00	10.94	3.50	103,827	(1.00)		1.70		202
2011	10.24	(0.06)	0.39	0.33	0.00	10.57	3.22	134,334	(0.56)		1.65		232
Class C
2016(c)	$12.23	$(0.03)	$0.17	$0.14	$0.00	$12.37	1.14%	$50,449	(0.54	)%(d)	2.30	%(d)(e)(f)	74%
2015	11.91	(0.14)	0.46	0.32	0.00	12.23	2.69	53,738	(1.19)		2.22	(e)(f)	162
2014	11.81	(0.12)	0.22	0.10	0.00	11.91	0.85	57,616	(1.04)		2.21	(e)	181
2013	10.33	(0.04)	1.52	1.48	0.00	11.81	14.33	58,062	(0.39)		2.24		197
2012(g)	10.04	(0.16)	0.45	0.29	0.00	10.33	2.89	51,498	(1.56)		2.25		202
2011	9.78	(0.11)	0.37	0.26	0.00	10.04	2.66	64,637	(1.11)		2.20		232
Class Y
2016(c)	$13.91	$0.03	$0.20	$0.23	$0.00	$14.14	1.65%	$57,853	0.49	%(d)	1.29	%(d)(e)(f)	74%
2015	13.41	(0.03)	0.53	0.50	0.00	13.91	3.73	77,148	(0.20)		1.21	(e)(f)	162
2014	13.16	(0.00)	0.25	0.25	0.00	13.41	1.90	80,672	(0.03)		1.21	(e)	181
2013	11.41	0.06	1.69	1.75	0.00	13.16	15.34	66,746	0.48		1.24		197
2012(g)	10.97	(0.05)	0.49	0.44	0.00	11.41	4.01	32,883	(0.49)		1.25		202
2011	10.58	(0.01)	0.40	0.39	0.00	10.97	3.69	50,893	(0.11)		1.20		232

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended April 30, 2016, unaudited.
(d)	Annualized.
(e)

The Fund incurred dividend expense and service fees on securities sold short. If these expenses and fees had not been incurred, the ratios of operating expenses to average net assets for the six months ended April 30, 2016 would have been 1.50% (Class AAA), 1.70% (Class A), 2.26% (Class C), and 1.25% (Class Y), respectively. For the years ended October 31, 2015, and 2014, there was no impact on the expense ratios.

(f)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended April 30, 2016, and the year ended October 31, 2015, there was no impact on the expense ratios.

(g)

During the year ended October 31, 2012, the Fund changed its previously recognized estimate of the characterization of prior year income associated with a portfolio holding involved in a corporate reorganization that was subsequently sold. If this recharacterization had not occurred, Net Investment Income(Loss) would have been $(0.02) (Class AAA), $(0.05) (Class A), $(0.10) (Class C), and $0.00 (Class Y), respectively, Net Realized and Unrealized Gain on Investments would have been $0.42 (Class AAA and Class A), $0.39 (Class C), and $0.44 (Class Y), respectively, and Net Investment Income (Loss) Ratio would have been (0.22)% (Class AAA), (0.47)% (Class A), (1.00)% (Class C), and 0.02% (Class Y), respectively.

See accompanying notes to financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Enterprise Mergers and Acquisitions Fund is a series of the Gabelli 787 Fund, Inc. (the “Corporation”), which was organized in Maryland and commenced operations on February 28, 2001. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Its primary objective is capital appreciation.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and nonfinancial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of April 30, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 4/30/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Discretionary
Household Durables	$195,440	$142,500	—	$337,940
Media	18,109,330	4,000	—	18,113,330
Other Industries (a)	21,963,007	—	—	21,963,007
Utilities
Independent Power Producers and Energy Traders	—	—	$0	0
Other Industries (a)	11,682,498	—	—	11,682,498
Health Care
Biotechnology	964,580	—	490,000	1,454,580
Health Care Equipment and Supplies	3,049,838	—	38,500	3,088,338
Other Industries (a)	5,928,305	—	—	5,928,305
All Other Industries (a)	79,596,235	—	—	79,596,235
Total Common Stocks	141,489,233	146,500	528,500	142,164,233
Rights (a)	—	—	1,164,804	1,164,804
Warrants (a)	1,860	—	—	1,860
U.S. Government Obligations	—	24,074,238	—	24,074,238
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$141,491,093	$24,220,738	$1,693,304	$167,405,135

(a)      Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the six months ended April 30, 2016. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

										Net change
										in unrealized
										appreciation/
										depreciation
										during the
										period on
				Change in						Level 3
	Balance	Accrued	Realized	unrealized			Transfers	Transfers	Balance	investments
	as of	discounts/	gain/	appreciation/			into	out of	as of	still held at
	10/31/15	(premiums)	(loss)	depreciation	Purchases	Sales	Level 3††	Level 3††	4/30/16	4/30/16†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Health Care
Biotechnology	—	—	$1,560	$(32,024)	$632,464	$(112,000)	—	—	$490,000	$(32,024)
Health Care Equipment and Supplies	$38,500	—	—	—	—	—	—	—	38,500	—
Utilities
Independent Power Producers and Energy Traders	0	—	—	—	—	—	—	—	0	—
Total Common Stocks	38,500	—	1,560	(32,024)	632,464	(112,000)	—	—	528,500	(32,024)
Rights	1,114,023	—	1,040	96,741	0	(47,000)	—	—	1,164,804	99,900
TOTAL INVESTMENTS IN SECURITIES	$1,152,523	—	$2,600	$64,717	$632,464	$(159,000)	—	—	$1,693,304	$ 67,876

†       Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

††     The Fund’s policy is to recognize transfers into and out of Level 3 as of the beginning of the reporting period.

The following table summarizes the valuation techniques used and unobservable inputs utilized to determine the value of certain of the Fund’s Level 3 investments as of April 30, 2016:

Description	Balance at 4/30/16	Valuation Technique	Unobservable Input	Range
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
		Acquisition price/
Rights	$1,164,804	Last available closing price	Discount Range	0%
All Other Investments (a)	528,500
	$1,693,304

(a)      Includes fair value securities of investments developed using various valuation techniques and unobservable inputs.

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount Range	Decrease	Increase

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at April 30, 2016, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. The Fund’s volume of activity in equity contract for difference swap agreements during the six months ended April 30, 2016, had an average monthly notional amount of approximately $982,839 over the period that the swap was outstanding. At April 30, 2016, the Fund held no investments in equity contract for difference swap agreements.

For the six months ended April 30, 2016, the effect of equity contract for difference swap agreements can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, and Foreign Currency, Net realized loss on swap contracts and Net change in unrealized appreciation/depreciation on swap contracts.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. For the six months ended April 30, 2016, the effect of forward foreign exchange contracts, if any, can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, and Foreign Currency, within Net realized gain on foreign currency transactions and Net change in unrealized appreciation/depreciation on foreign currency translations.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. During the six months ended April 30, 2016, the Fund held no forward foreign exchange contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At April 30, 2016, there were no short sales outstanding.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At April 30, 2016, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

No distributions were made during the year ended October 31, 2015.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At October 31, 2015, the Fund had net capital loss carryforwards for federal income tax purposes of $13,046,182 which are available to reduce future required distributions of net capital gains to shareholders through 2017. The Fund is permitted to carry forward for an unlimited period capital losses incurred in fiscal years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

The following summarizes the tax cost of investments and the related net unrealized appreciation at April 30, 2016:

		Gross	Gross
	Cost/	Unrealized	Unrealized	Net Unrealized
	(Proceeds)	Appreciation	Depreciation	Appreciation
Investments	$165,874,047	$17,063,989	$(15,532,901)	$1,531,088

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended April 30, 2016, the Fund did not incur any income tax, interest, or penalties. As of April 30, 2016, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at annual rates as follows:

First $1 Billion	0.935%
Next $1 Billion	0.910%
Next $3 Billion	0.885%
Next $5 Billion	0.860%
Thereafter	0.835%

In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

As per the approval of the Board, the Fund is allocated a portion of the Chief Compliance Officer’s cost. For the six months ended April 30, 2016, the Fund paid or accrued $1,411 in payroll expenses in the Statement of Operations.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended, and they are reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director receive annual fees of $1,500 and $2,000, respectively. The Chairmen of the Proxy Voting Committee and the Nominating Committee each receive annual fees of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution agreement and distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

are authorized to the G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.45%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly. Class Y shares do not participate in the Plan and pay no distribution fees.

5. Portfolio Securities. Purchases and sales of securities during the six months ended April 30, 2016, other than short term securities and U.S. Government obligations, aggregated $108,270,363 and $122,224,438, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended April 30, 2016, the Fund paid brokerage commissions on security trades of $52,471 to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $6,215 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended April 30, 2016, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,375.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended April 30, 2016, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bears interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30-DAY LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended April 30, 2016, there were no borrowings outstanding under the line of credit.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class Y Shares. Class AAA Shares and Class Y Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase. Class B Shares were fully redeemed on December 8, 2014.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended April 30, 2016 and the year ended October 31, 2015, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended
	April 30, 2016		Year Ended
	(Unaudited)		October 31, 2015
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	38,614	$510,039	157,240	$2,083,134
Shares redeemed	(133,403)	(1,760,328)	(665,560)	(8,617,415)

Net decrease	(94,789)	$(1,250,289)	(508,320)	$(6,534,281)

Class A
Shares sold	209,909	$2,718,069	674,258	$8,807,688
Shares redeemed	(476,816)	(6,181,364)	(3,636,369)	(47,455,405)

Net decrease	(266,907)	$(3,463,295)	(2,962,111)	$(38,647,717)

Class B*
Shares redeemed	—	—	(77,924)	$(931,796)

Net decrease	—	—	(77,924)	$(931,796)

Class C
Shares sold	195,261	$2,351,735	438,955	$5,356,928
Shares redeemed	(511,379)	(6,157,347)	(883,010)	(10,717,257)

Net decrease	(316,118)	$(3,805,612)	(444,055)	$(5,360,329)

Class Y
Shares sold	621,453	$8,581,051	2,607,403	$35,937,386
Shares redeemed	(2,076,278)	(28,422,653)	(3,076,879)	(42,175,513)

Net decrease	(1,454,825)	$(19,841,602)	(469,476)	$(6,238,127)

*      Class B Shares were fully redeemed and closed on December 8, 2014.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Enterprise Mergers and Acquisitions Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of Gabelli Enterprise Mergers and Acquisitions Fund (the “Fund”), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Board Members”), are required annually to review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.

More specifically, at a meeting held on February 23, 2016, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1) The nature, extent, and quality of services provided by the Adviser. The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board Members noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, and overseeing all of the Fund’s third party service providers as well as providing general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulation. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services for the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and Board Members of the Fund that are affiliated with the Adviser and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries. The Board Members evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board Members noted that the Adviser had engaged, at its expense, BNY Mellon Investment Servicing (US) Inc. (“BNY”) to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

Gabelli Enterprise Mergers and Acquisitions Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

2) The performance of the Fund and the Adviser. The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared with its Broadridge peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmark as reflected in the Fund’s prospectus and annual report. The Board Members considered the Fund’s one, three, five, and ten year average annual total return for the periods ended December 31, 2015, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board Members was developed by Broadridge and was comprised of the Fund and all retail and institutional alternative event driven funds, regardless of asset size or primary channel of distribution (the “Performance Peer Group”). The Board Members considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations, and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was above the median for the one year, three year, five year, and ten year periods. The Board Members concluded that the Fund’s performance was reasonable in comparison with that of the Performance Peer Group.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund. In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against the comparative Broadridge expense peer group (“Expense Peer Group”). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of the total expense ratio with respect to the Expense Peer Group. The Board Members noted that the Fund’s advisory fee and expense ratio were lower than the median when compared with those of the Expense Peer Group.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same as, or lower than, the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2015. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

Gabelli Enterprise Mergers and Acquisitions Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale. With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5) Other Factors. In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from their management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●  Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●  Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

This page was intentionally left blank.

GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Chief Executive Officer and Chairman of the Board of Directors of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GABELLI ENTERPRISE MERGERS AND

ACQUISITIONS FUND

A Portfolio of the Gabelli 787 Fund, Inc.

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f    914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director and

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President and,

Chief Financial Officer, KeySpan

Corporation

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

Kuni Nakamura

President,

Advanced Polymer, Inc.

Regina M. Pitaro

Managing Director,

GAMCO Asset Management Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Gabelli Enterprise Mergers and Acquisitions Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB208Q216SR

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli 787 Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	6/24/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	6/24/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	6/24/2016

*	Print the name and title of each signing officer under his or her signature.